Registration No. 811-00487
Registration No. 2-12187

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Post-Effective Amendment No.	113	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☐
Amendment No.	113	☒

(Check appropriate box or boxes)

SECURITY LARGE CAP VALUE FUND
(Formerly Security Growth and Income Fund)

(Exact Name of Registrant as Specified in Charter)

ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
(Address of Principal Executive Offices/Zip Code)

Registrant’s Telephone Number, including area code:
(785) 438-3000

Copies To:
Richard M. Goldman, President Security Large Cap Value Fund One Security Benefit Place Topeka, KS 66636-0001 (Name and address of Agent for Service)	Amy J. Lee, Secretary Security Large Cap Value Fund One Security Benefit Place Topeka, KS 66636-0001

Approximate date of public offering: Effective Date of this Post-Effective Amendment.
It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on February 1, 2012 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on __________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on __________ pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Registration No. 811-00487
Registration No. 2-12187
EXPLANATORY NOTE

Post-Effective Amendment No. 112 (the “Amendment”) to the Registration Statement of Security Large Cap Value Fund (the “Registrant”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on November 28, 2011 for the purpose of registering an institutional share class for certain series of Security Equity Fund and Security Mid Cap Growth Fund, each of which shares the same prospectus and Statement of Additional Information with the Registrant. This Post-Effective Amendment No. 113 is being filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating February 1, 2012 as the new date upon which the Amendment shall become effective. This Post-Effective Amendment No. 113 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 113 under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 113 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Topeka, and State of Kansas on the 25th day of January 2012.

SECURITY LARGE CAP VALUE FUND (Registrant)
By:	RICHARD M. GOLDMAN
Richard M. Goldman, President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities indicated and on the 25th day of January 2012.

Jerry B. Farley Director Donald A. Chubb, Jr. Director Penny A. Lumpkin Director Harry W. Craig, Jr. Director Maynard Oliverius Director		SECURITY LARGE CAP VALUE FUND
	By:	AMY J. LEE
Amy J. Lee, Secretary and Attorney-In-Fact for the Directors Whose Names Appear Opposite
	By:	NIKOLAOS BONOS
Nikolaos Bonos, Treasurer (principal financial officer and principal accounting officer)
	By:	RICHARD M. GOLDMAN
Richard M. Goldman, President, Director and Chairman of the Board

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